UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (Unaudited)

	Share Amount	Market Value
Common Stocks (98.0%)
Auto (2.6%)
General Motors Co.†	1,941,200	$39,173,416

Consumer Discretionary (7.9%)
Comcast Corp., Class A	2,024,100	42,303,690
Lowe’s Companies, Inc.	1,366,200	26,422,308
Time Warner, Inc.	1,644,000	49,270,680

		117,996,678

Consumer Staples (5.7%)
CVS Caremark Corp.	1,345,300	45,175,174
Wal-Mart Stores, Inc.	778,900	40,424,910

		85,600,084

Diversified Financials (14.1%)
Bank of America Corp.	5,571,000	34,094,520
Citigroup, Inc.	1,733,790	44,419,700
Credit Suisse Group AG ADR	1,290,200	33,854,848
Invesco Ltd.	2,410,500	37,386,855
State Street Corp.	926,400	29,793,024
The Charles Schwab Corp.	2,819,700	31,778,019

		211,326,966

Energy (11.2%)
ConocoPhillips	243,100	15,393,092
Devon Energy Corp.	402,900	22,336,776
Diamond Offshore Drilling, Inc.	273,600	14,976,864
El Paso Corp.	867,700	15,167,396
EQT Corp.	423,400	22,592,624
Marathon Petroleum Corp.	636,900	17,234,514
Sunoco, Inc.	1,347,800	41,795,278
Weatherford International Ltd.†	1,474,500	18,003,645

		167,500,189

Health Care (2.4%)
Baxter International, Inc.	647,800	36,367,492

Industrials (4.1%)
Delta Air Lines, Inc.†	3,844,500	28,833,750
Southwest Airlines Co.	4,075,700	32,768,628

		61,602,378

Insurance (4.7%)
Marsh & McLennan Companies, Inc.	1,427,500	37,885,850
MetLife, Inc.	1,190,900	33,357,109

		71,242,959

Materials (5.7%)
LyondellBasell Industries NV, Class A	1,328,000	32,443,040
Newmont Mining Corp.	398,300	25,053,070
Owens-Illinois, Inc.†	1,804,300	27,281,016

		84,777,126

Pharmaceuticals (10.5%)
Abbott Laboratories	949,400	48,552,316
Novartis AG ADR	586,700	32,720,259
Pfizer, Inc.	2,256,500	39,894,920
Sanofi SA ADR	1,127,400	36,978,720

		158,146,215

Technology (21.1%)
Applied Materials, Inc.	3,672,300	38,008,305
eBay, Inc.†	1,469,000	43,320,810
Flextronics International Ltd.†	6,778,200	38,161,266
Microsoft Corp.	2,304,100	57,349,049
Symantec Corp.†	2,429,300	39,597,590
Texas Instruments, Inc.	1,705,500	45,451,575
Visa, Inc., Class A	513,200	43,991,504

See Notes to the Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2011 (Unaudited)

	Share Amount	Market Value
Technology (Continued)
Western Digital Corp.†	407,100	$10,470,612

		316,350,711

Utilities (8.0%)
AES Corp.†	4,154,000	40,543,040
Exelon Corp.	1,105,200	47,092,572
Public Service Enterprise Group, Inc.	979,900	32,699,263

		120,334,875

Total Common Stocks (cost $1,564,032,914)		$1,470,419,089

Short-Term Investments (3.2%)
Money Market Fund (3.2%)
Western Asset Institutional U.S. Treasury Fund, 0.01% (cost $47,416,396) (a)	47,416,396	$47,416,396

Total Investments (101.2%) (cost $ 1,611,449,310) *		$1,517,835,485

Liabilities less Other Assets (-1.2%)		(18,311,380)

Net Assets ( 100.0% )		$1,499,524,105

(a)	Rate disclosed is as of September 30, 2011.
†	Non-income producing security

ADR – American Depositary Receipt

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of :

Gross Unrealized Appreciation	$122,126,118
Gross Unrealized Depreciation	(215,739,943)

Net Unrealized Appreciation (Depreciation)	$(93,613,825)

See Notes to the Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a) Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SOUND SHORE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed-income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments in securities as of September 30, 2011:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,470,419,089	$—	$—	$1,470,419,089
Short-Term Investments	47,416,396	—	—	47,416,396

Total Investments	$1,517,835,485	$—	$—	$1,517,835,485

At September 30, 2011, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of September 30, 2011, based on the valuation input levels on December 31, 2010.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements and related disclosures has not been determined.

b) Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was available to be issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 16, 2011

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: November 16, 2011